Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
Discontinued operations, net of income taxes [Text block]
Philips Group
Discontinued operations, net of income taxes
in millions of EUR
2015 - 2017
	2015	2016	2017
Lighting	247	244	896
The combined Lumileds and Automotive businesses	233	282	(29)
Other	(1)	134	(24)
Discontinued operations, net of income taxes	479	660	843
Philips Group
Discontinued operations, net of income taxes
in millions of EUR
2015 - 2017
	2015	2016	2017
Lighting	247	244	896
The combined Lumileds and Automotive businesses	233	282	(29)
Other	(1)	134	(24)
Discontinued operations, net of income taxes	479	660	843

Results of Lighting [Text block]
Results of Lighting
in millions of EUR
2015-2017
	2015	2016	2017
Sales	7,438	7,094	6,319
Costs and expenses	(7,114)	(6,726)	(5,776)
Result on the deconsolidation of discontinued operations			538
Value adjustment retained interest			(104)
Income before tax	324	368	977
Income tax expense	(77)	(124)	(150)
Income tax on the deconsolidation of discontinued operations			61
US Tax Cuts and Jobs Act			8
Results from discontinued operations	247	244	896

Results of combined Lumileds and Automotive Lighting businesses [Text block]
Philips Group
Results of combined Lumileds and Automotive businesses
in millions of EUR
2015 - 2017
	2015	2016	2017
Sales	1,619	1,711	804
Costs and expenses	(1,320)	(1,376)	(630)
Result on the sale of discontinued operations			(98)
Income before taxes	299	335	76
Income tax expense	(66)	(53)	(25)
Income tax on the sale of discontinued operations			26
US Tax Cuts and Jobs Act			(107)
Results from discontinued operations	233	282	(29)

Discontinued operations cash flows [Text block]
Discontinued operations cash flows
in millions of EUR
2015 -2017
	2015	2016	2017
Cash flows from operating activities	761	1,037	350
Cash flows from investing activities	(203)	(112)	856
Cash flows from financing activities	(20)	1,226	(144)
Total discontinued operations cash flows	537	2,151	1,063
Discontinued operations cash flows
in millions of EUR
2015 -2017
	2015	2016	2017
Cash flows from operating activities	761	1,037	350
Cash flows from investing activities	(203)	(112)	856
Cash flows from financing activities	(20)	1,226	(144)
Total discontinued operations cash flows	537	2,151	1,063